Equity and Remuneration to Shareholders - Summary of Reserve for Obligatory Dividends Not Distributed (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [line items]
Dividends withheld, arising from the net income	R$ 1,420	R$ 1,420	R$ 1,420
Dividends withheld, arising from the profit for 2015 [member]
Disclosure of reserves within equity [line items]
Dividends withheld, arising from the net income	623
Dividends withheld, arising from the profit for 2014 [member]
Disclosure of reserves within equity [line items]
Dividends withheld, arising from the net income	R$ 797